Data from FCR's Financial Statemets (Details 9) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information [Line Items]
Fixed rate mortgages	$ 1,060,339	$ 997,165
Unsecured facilities	485,727	183,451
Secured facilities	95,900	68,030
Mortgages and credit facilities	1,641,966	1,248,646
Current	172,525	116,952
Mortgages on investment properties classified as held for sale	7,079	9,990
Non-current	1,462,362	1,121,704
Total	$ 1,641,966	$ 1,248,646